20. Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2020
Financial Risk Management Objectives And Policies
Interest rate sensitivity
Increase in percentage	Effect on income before income tax (Loss)
ARS 000

5%	(2,452,175)

Foreign currency sensitivity
Change in USD rate	Effect on income before income tax (Loss)
ARS 000

10%	(1,201,220)

Maturity profile of financial liabilities
	Less than 3 months	3 to 12 months	More than a year	Total
	ARS 000	ARS 000	ARS 000	ARS 000
12-31-2020
Loans and borrowings	4,510,320	15,614,141	30,844,867	50,969,328
Trade and other payables	2,545,492	-	-	2,545,492
	7,055,812	15,614,141	30,844,867	53,514,820
12-31-2019
Loans and borrowings	-	10,926,497	41,777,839	52,704,336
Trade and other payables	8,031,529	-	-	8,031,529
	8,031,529	10,926,497	41,777,839	60,735,865